Property and equipment	12 Months Ended
Mar. 26, 2022
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Leasehold improvements	33,665	35,877
Furniture, fixtures and equipment	12,037	13,121
Software and electronic equipment	11,039	9,839

	56,741	58,837
Accumulated depreciation and impairment charges	(33,960)	(34,341)

	$22,781	$24,496

The Company wrote off $6.2 million of gross fixed assets that were fully amortized during the year ended March 26, 2022 (March 27, 2021
—
$1.6 million), mostly related to leasehold improvements. Property and equipment, having a cost of $0.3 million and net book value of $0.3 million at March 26, 2022, and a cost of $0.3 million and a net book value of $0.3 million at March 27, 2021, are under finance leasing arrangements.